Transmission Rights	12 Months Ended
Dec. 31, 2024
Transmission Rights
Transmission Rights
8.	Transmission Rights

At December 31, 2024 and 2023, transmission rights and programming consisted of:

	2024		2023
Transmission rights	Ps.	1,024,985	Ps.	2,366,784
Non-current portion of:
Transmission rights		74,234		641,154
Current portion of transmission rights	Ps.	950,751	Ps.	1,725,630

Transmission rights charged to consolidated cost of revenues for the years ended December 31, 2024, 2023 and 2022, amounted to Ps.865,507, Ps.1,372,309 and Ps.1,285,592, respectively (see Note 21).